Acquisition of Peace Naturals - Additional Information (Detail) - Peace Naturals [member] $ in Thousands	Sep. 06, 2016 CAD ($)
Disclosure of detailed information about business combination [line items]
Consideration for the acquisition at close	$ 6,248
Consideration for the acquisition to be paid once all conditions of the agreement are settled	$ 2,590
Consideration for the acquisition to be paid once all conditions of the agreement are settled, percentage	30.00%